Putnam
Europe
Growth
Fund

SEMIANNUAL REPORT

December 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Europe Growth Fund's attention to capital has made it the star of the waltz. . . . Investors looking for a European dance partner can't go wrong here."

                           -- Morningstar Mutual Funds, November 8, 1996

* "Falling interest rates and profit-boosting corporate restructurings [could] lift European share prices."

                           -- Money, January 1997

CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The sustained rise in the domestic stock market has opened the eyes of a growing number of U.S. investors to the opportunities presented by foreign equities. Some are shifting assets as a defensive measure against volatility in the market at home. Others look at the rising number of companies with multinational businesslines and take a "global village" approach to diversification of their investment programs.

Whatever their reasons, many of these investors have joined the ranks of Putnam Europe Growth Fund shareholders. During the first half of fiscal 1997, your fund's managers once again delivered strong results. In the following report, they provide a discussion of the fund's performance and prospects.

I am pleased to announce the appointment of Omid Kamshad to the fund's management team. Omid joined Putnam's International Equity Group in early 1996. His prior positions were with Lombard Odier International Investment Managers and Baring International Investment Ltd. He has 11 years of investment experience.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

February 19, 1997



Report from the Fund Managers
Justin M. Scott
Mark D. Pollard
Omid Kamshad

With Western European markets echoing the U.S. equity rally -- albeit to a lesser extent -- Putnam Europe Growth Fund turned in a strong performance in absolute terms over its semiannual period. For the six months ended December 31, 1996, your fund's class A shares gained 11.95% at net asset value (NAV) and 5.52% at public offering price (POP). Although these results slightly lagged the Morgan Stanley Capital International Europe 14 Index, which rose 13.77% over the same period, the fund has outpaced the index over time. For returns of other class shares and longer-term performance, please turn to page 9 of this report.

* EUROPEAN UNION ISSUES AFFECT CONTINENT'S ECONOMY

During the past year, we have carefully monitored the financial and economic effects of preparations for introduction of the European Monetary Union (EMU). EMU, a long-discussed plan, will establish a common currency among European Union member states. In order for EMU to be in place by its target date of January 1999, participating governments need to have similar economic profiles: their budget deficits, bond yields, and inflation rates must be closely correlated. In the process of convergence, or meeting economic targets, a number of European Union member states have had to pull back government spending, raise taxes, and cut inflation. Such policies have impeded economic growth somewhat across Europe. However, relatively low interest rates are compensating for decreased government spending and higher taxes, and have helped to keep European stock markets in fairly strong shape over the fund's semiannual period.

A more unambiguously positive development for the region's markets has been the ongoing growth of a European equity culture. In order to attract equity capital, improve returns to shareholders, and effectively compete in global markets, a number of European companies have reorganized to bolster efficiency and profitability. This is not an entirely new process; a number of the region's leading companies have long pursued these strategies. But the broader acceptance of such practices should bode well for stocks -- much as similar reforms enacted in the late 1980s have served to underpin the U.S. equity rally.

* SELECTED GERMAN AND FRENCH COMPANIES HIGHLY ATTRACTIVE

Over the semiannual period, a number of German companies in your fund's portfolio performed quite well, despite a fairly modest economic backdrop. BMW introduced a strong new line of high-performance automobiles, just as global demand for higher-end cars is rising. Bayer, a German pharmaceutical and chemicals company, has shown how a renewed emphasis on return on capital can boost stock prices over the longer term.

During the period, your fund participated in an event that demonstrated the potential of German markets: the highly successful initial public offering (IPO) of Deutsche Telekom, Germany's giant telecommunications provider. Germans have not traditionally been enthusiastic buyers of equities, but this reluctance appears to be changing -- with potentially positive long-term effects for the German stock market.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United Kingdom        23.9%

The Netherlands       15.8%

France                13.7%

Sweden                9.5%

Germany               9.2%

Footnote reads:
* Based on net assets as of 12/31/96. Allocations will vary over time.

As with Germany's exchange, the French stock market moved upward during the past six months in spite of high unemployment and reduced government expenditures. France's Elf Aquitaine, an oil company, has been fully privatized and has ambitious plans for reorganization. Total, another energy company, also performed well. A standout among French companies has been SGS-Thomson, a leading global semiconductor company. The company's sales have been strong during this difficult year for many chip makers: SGS-Thomson benefits from a well-cultivated network of relationships with other businesses across Europe, and a focus on products specially designed to meet its clients needs. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Elsewhere in Europe, the Netherlands market experienced solid returns. There, Vendex, a retailer, and Philips, the leading electronics firm, were both highly positive holdings for the fund. Sweden has had an exceptionally vibrant stock market -- one of the strongest in Europe during 1996. We believe that Sweden's globally competitive pharmaceutical company Pharmacia & Upjohn, a large fund holding, has exceptional potential. On a less positive note, your fund prematurely reduced its exposure to Spain's thriving stock market, which rose sharply in response to a dramatic fall in bond yields over the semiannual period. Finally Switzerland's Novartis, a pharmaceutical and specialty chemicals company, and the result of a merger between Ciba-
Geigy and Sandoz, showed the benefits of consolidation and cost-cutting for stock prices.

* U.K. ECONOMY, MARKETS APPEAR POISED FOR STRENGTH

We are optimistic about prospects for U.K. equities in the coming year. Significantly, Britain's ruling Conservative party is skeptical about joining EMU, and the government has not strained to meet the criteria for convergence. This has helped the economy; throughout 1996 the United Kingdom experienced a slew of good news, including falling unemployment and positive retail sales. With the U.K.'s gross domestic product (GDP) predicted to rise more than 3% in 1997 -- a solid increase -- and the British pound rising sharply in value, the United Kingdom's economy appears to be diverging from the rest of Europe. While we are watching carefully to see the possible effect of robust economic growth on inflation and interest rates, we consider it timely to increase the fund's U.K. weighting to 23.9% of net assets.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Novartis AG (Switzerland)
Pharmaceuticals and chemicals

SGS-Thomson (France)
Semiconductors

Total (France)
Petroleum

Pharmacia & Upjohn AB (Sweden)
Pharmaceuticals and chemicals

BAT Industries (United Kingdom)
Tobacco and financial services

Burmah Costral PLC (United Kingdom)
Petroleum and chemicals

Philips Electronics N.V. (Netherlands)
Consumer products

Bayer AG (Germany)
Health care products and agro-chemicals

CRH PLC (Ireland)
Building and construction

Veba AG (Germany)
Electric utility

Footnote reads:
These holdings represent 24.0% of the fund's net assets as of 12/31/96. Portfolio holdings will vary over time.

Ireland also had another strong year, posting the highest economic growth rate in the EU, and it appears to have more room for growth in the coming months. One longtime Irish fund holding is CRH, an international construction firm. In addition to dominating its strong local market, CRH has reinvested its cash intelligently by developing a number of highly regarded building operations outside of Ireland.

* OUTLOOK: CAUSE FOR OPTIMISM

Our overriding investment strategy is to find undervalued European stocks by focusing on their long-term underlying worth. In the coming months, we have weighted the fund's portfolio toward the so-called core hard-currency markets: France, Germany, Switzerland, and the Netherlands, where we see the greatest evidence of sound investing conditions. Over time, we think that although there remain uncertainties regarding EMU, the growing equity culture among many European corporations will have a positive effect on the region's markets.

Footnote reads:
The views expressed here are exclusively those of Putnam Management.
They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/96, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks including currency fluctuations, political developments and economic instability. Funds that invest in a particular region involve more risk than diversified funds.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Europe Growth Fund is designed for investors seeking capital appreciation through investments primarily in common stocks and other securities of European companies.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                          Class A             Class B               Class M
(inception date)          (9/7/90)            (2/1/94)              (12/1/94)
                         NAV  POP            NAV  CDSC             NAV   POP
------------------------------------------------------------------------------
 6 months              11.95%  5.52%      11.57%  6.57%          11.76%   7.82%
------------------------------------------------------------------------------
 1 year                22.67  15.58       21.77  16.77           22.16   17.85
------------------------------------------------------------------------------
 5 years              104.68  92.85          --     --              --      --
 Annual average        15.4   14.04          --     --              --      --
------------------------------------------------------------------------------
 Life of class        137.24 123.57       45.58  42.58            49.5   44.24
 Annual average        14.65  13.58       13.72  12.92           21.22   19.16
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/96

                                        MSCI Europe 14              Consumer
                                             Index                Price Index
------------------------------------------------------------------------------
 6 months                                    13.77%                   1.21%
------------------------------------------------------------------------------
 1 year                                      21.09                    3.32
------------------------------------------------------------------------------
 5 years                                     85.57                   15.01
 Annual average                              13.16                    2.84
------------------------------------------------------------------------------
 Life of class A                             99.87                   20.52
 Annual average                              11.55                    3.00
------------------------------------------------------------------------------
 Life of class B                             43.33                    8.48
 Annual average                              13.14                    2.83
------------------------------------------------------------------------------
 Life of class M                              48.1                    5.94
 Annual average                              20.71                    2.80
------------------------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/96

                           Class A           Class B                Class M
------------------------------------------------------------------------------
Distributions (number)      1                 1                      1
------------------------------------------------------------------------------
Income                   $0.208            $0.127                 $0.172
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                 0.852             0.852                  0.852
------------------------------------------------------------------------------
Short-term                0.204             0.204                  0.204
------------------------------------------------------------------------------
  Total                  $1.264            $1.183                 $1.228
------------------------------------------------------------------------------
Share value:            NAV  POP              NAV                 NAV  POP
------------------------------------------------------------------------------
6/30/96              $15.91  $16.88         $15.64             $15.86  $16.44
------------------------------------------------------------------------------
12/31/96              16.52   17.53          16.24              16.47   17.07
------------------------------------------------------------------------------
TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International Europe Index* is an unmanaged list of approximately 627 equity securities originating in one of the 14 European countries, with all values expressed in U.S. dollars.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]
Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

 * Formerly Natural Resources Fund

 + Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

 ** Relative to above.

 ++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limit by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



WELCOME TO

         www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts - with just a few clicks of the mouse!

VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:
*     the benefits of investing with Putnam
*     Putnam's money management philosophy
*     daily fund pricing and long-term fund performance
*     how to tell if your retirement savings plan is on track
*     how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape and an independent Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http: //www.putnaminv.com - often!



Portfolio of investments owned
December 31, 1996 (Unaudited)


COMMON STOCKS (96.6%) *
NUMBER OF SHARES                                                                                   VALUE

Austria (2.6%)
---------------------------------------------------------------------------------------------------------
       180,600   Mayr-Melnhof Karton AG 144A ADS +                                         $    2,167,200
        41,933   VA Technolgies AG                                                              6,583,993
                                                                                           --------------
                                                                                                8,751,193

Belgium (0.6%)
---------------------------------------------------------------------------------------------------------
         3,400   Solvay S.A.                                                                    2,081,206

Denmark (1.0%)
---------------------------------------------------------------------------------------------------------
        53,015   Danisco A/S                                                                    3,220,664

France (13.7%)
---------------------------------------------------------------------------------------------------------
        74,696   Credit Locale de France S.A.                                                   6,507,197
        20,000   Elf Aquitane S.A. ADR                                                            905,000
       111,204   Lafarge Coppee                                                                 6,672,025
        62,366   Michelin Corp. Class B                                                         3,366,814
        42,159   Peugeot Citroen S.A.                                                           4,745,274
       128,200   SGS-Thomson Microelectronics ADR                                               8,974,000
        59,220   Societe Nationale Elf Aquitaine                                                5,390,692
        47,179   Sommer-Allibert                                                                1,409,414
       103,890   Total Corp. ADR Class B                                                        8,449,760
                                                                                           --------------
                                                                                               46,420,176

Germany (9.2%)
---------------------------------------------------------------------------------------------------------
       184,347   Bayer AG ADR                                                                   7,515,087
         9,859   Bayerische Motoren Werke (BMW) AG                                              6,867,061
       178,983   Deutsche Telekom AG +                                                          3,770,203
       120,914   Deutsche Telekom AG ADR +                                                      2,463,623
        14,009   Preussag AG                                                                    3,169,190
       128,613   Veba (Vereinigte Elektrizitaets Bergwerks) AG                                  7,430,417
                                                                                           --------------
                                                                                               31,215,581

Ireland (6.9%)
---------------------------------------------------------------------------------------------------------
     1,114,912   Allied Irish Banks PLC                                                         7,394,810
       380,864   Bank of Ireland                                                                3,447,657
       724,563   CRH PLC                                                                        7,478,360
       788,085   Greencore Group PLC                                                            5,000,399
                                                                                           --------------
                                                                                               23,321,226

Italy (1.0%)
---------------------------------------------------------------------------------------------------------
       636,188   Ente Nazionale Idrocarburi SPA (ENI)                                           3,264,835

Netherlands (15.8%)
---------------------------------------------------------------------------------------------------------
        97,449   ABN AMRO Holdings N.V.                                                         6,339,430
        90,080   Aegon N.V.                                                                     5,740,137
        21,948   Akzo-Nobel N.V.                                                                2,997,875
        29,474   Dutch States Mines N.V.                                                        2,906,800
        83,104   Getronics Electric N.V.                                                        2,255,804
        60,000   IHC Caland N.V.                                                                3,427,480
       188,662   Internationale Nederlanden Groep                                               6,791,745
       141,058   K.L.M.-Royal Dutch Airlines                                                    3,967,715
       174,500   New Holland N.V.                                                               3,642,688
       189,300   Philips Electronics N.V.                                                       7,669,290
        79,648   Royal PTT                                                                      3,037,853
        14,881   Unilever N.V.                                                                  2,632,037
        42,037   Vendex International N.V.                                                      1,797,971
                                                                                           --------------
                                                                                               53,206,825

Portugal (1.5%)
---------------------------------------------------------------------------------------------------------
       176,422   Portugal Telecom S.A. +                                                        5,027,626

Spain (1.9%)
---------------------------------------------------------------------------------------------------------
        55,000   Mapfre Vida Seguros                                                            3,812,678
        59,583   Tabacalera S.A.                                                                2,565,424
                                                                                           --------------
                                                                                                6,378,102

Sweden (9.5%)
---------------------------------------------------------------------------------------------------------
        91,207   Astra AB                                                                       4,494,007
        65,600   Autoliv AB                                                                     2,867,812
        58,696   Electrolux AB                                                                  3,398,438
       200,995   Pharmacia & Upjohn AB                                                          8,213,773
        84,960   Sandvik AB Class B                                                             2,298,063
       226,792   Skandia Forsakrings AB                                                         6,399,716
       221,096   Svenska Cellulosa AB Class B                                                   4,477,198
                                                                                           --------------
                                                                                               32,149,007

Switzerland (9.0%)
---------------------------------------------------------------------------------------------------------
           700   Baer Holdings AG                                                                 732,364
         4,536   ABB AG                                                                         5,631,946
         6,253   Nestle S.A.                                                                    6,700,642
         1,493   Novartis AG                                                                    1,705,650
         6,632   Novartis AG                                                                    7,581,548
         3,045   Surveillance                                                                   1,335,168
         6,250   Swiss Reinsurance Co.                                                          6,660,142
                                                                                           --------------
                                                                                               30,347,460

United Kingdom (23.9%)
---------------------------------------------------------------------------------------------------------
       965,946   B A T Industries PLC                                                           8,012,174
       213,774   Barclays Bank PLC                                                              3,661,641
       453,179   British Petroleum Co. PLC                                                      5,434,776
       415,752   Burmah Castrol PLC                                                             7,836,559
     1,041,200   General Electric Co. (The) PLC                                                 6,809,281
       144,000   Guinness PLC                                                                   1,127,865
       287,592   HSBC Holdings PLC                                                              6,430,189
       206,649   Molins PLC                                                                     3,175,203
       455,901   United Utilities PLC                                                           4,846,921
       437,906   RTZ Corp. PLC                                                                  7,020,894
     1,072,773   Scottish Power PLC                                                             6,464,788
       634,445   Securicor Group PLC                                                            3,035,845
       271,780   Shell Transportation & Trading                                                 4,706,382
     1,683,847   Vodafone Group PLC                                                             7,105,969
     1,083,562   Weir Group PLC (The)                                                           4,869,528
                                                                                           --------------
                                                                                               80,538,015
                                                                                           --------------
                 Total Common Stocks (cost $273,043,156)                                   $  325,921,916

WARRANTS(--%) (COST $-----) *+                                               EXPIRATION
NUMBER OF WARRANTS                                                                 DATE              VALUE
----------------------------------------------------------------------------------------------------------
         3,750   Danieli & Co.                                                   11/30/99           $3,515

SHORT-TERM INVESTMENTS (7.2%) (cost $24,209,370) *
PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------
 $   24,205,000  Interest in $378,760,000 joint repurchase agreement dated December 31, 1996, with Morgan (J.P.) & Co.,
                   Inc., due January 2, 1997, with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $24,213,741 for an effective yield of 6.5%                              $   24,209,370
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $297,252,526) ***                                 $  350,134,801
---------------------------------------------------------------------------------------------------------


* Percentages indicated are based on net assets of $337,321,809.

*** The aggregate identified cost on a tax basis is $297,668,629, resulting in gross unrealized appreciation and depreciation of $56,525,005 and $4,058,851, respectively, or net unrealized appreciation of $52,466,154.

+ Non-income producing security.

  144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  ADR or ADS after the name of a foreign holding stands for American Depository Receipts and American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1996
(aggregate face value $70,869,668)
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Appreciation
----------------------------------------------------------------------------------------
Deutschemarks                   $20,173,819    $20,536,149     5/12/97       $   362,330
Dutch Guilders                   19,086,599     19,379,077     5/12/97           292,478
French Francs                    30,854,263     30,954,442     5/12/97           100,179
----------------------------------------------------------------------------------------
                                                                            $    754,987
----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
December 31, 1996 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $297,252,526) (Note 1)                                                $350,134,801
---------------------------------------------------------------------------------------------------
Cash                                                                                            616
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                   981,240
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,645,376
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              369,333
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            1,034,745
---------------------------------------------------------------------------------------------------
Total assets                                                                            355,166,111
Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                           667
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         14,120,891
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,306,901
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                610,202
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  115,869
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,331
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,109
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      231,694
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 279,758
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                89,572
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       79,308
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        17,844,302
---------------------------------------------------------------------------------------------------
Net assets                                                                             $337,321,809
Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       $ 281,551,260
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (671,006)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                    2,781,458
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             53,660,097
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $337,321,809

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($187,053,733 divided by 11,324,111 shares)                                                  $16.52
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.52)*                                      $17.53
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($142,020,026 divided by 8,745,790 shares)**                                                 $16.24
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,248,050 divided by 500,786 shares)                                                       $16.47
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.47)*                                      $17.07
---------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1996 (Unaudited)
Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $107,701)                                            $  2,009,957
--------------------------------------------------------------------------------------------------
Interest                                                                                   398,635
--------------------------------------------------------------------------------------------------
Total investment income                                                                  2,408,592
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,088,752
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             363,409
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           14,878
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             4,144
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      191,541
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      551,057
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       21,622
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     21,982
--------------------------------------------------------------------------------------------------
Registration fees                                                                           32,521
--------------------------------------------------------------------------------------------------
Auditing                                                                                    12,985
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,045
--------------------------------------------------------------------------------------------------
Postage                                                                                     39,080
--------------------------------------------------------------------------------------------------
Other                                                                                       20,080
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,368,096
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (58,960)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,309,136
--------------------------------------------------------------------------------------------------
Net investment income                                                                       99,456
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         8,565,374
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 13,482
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                       (93,356)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            24,364,308
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 32,849,808
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $32,949,264
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.







Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        December 31            June 30
                                                                                              1996*              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $      99,456       $  2,389,202
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
  and foreign currency transactions                                                       8,485,500         19,056,693
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
  and assets and liabilities in foreign currencies                                       24,364,308          6,789,321
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     32,949,264         28,235,216
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (2,217,709)        (2,656,313)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,016,769)        (1,668,837)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (78,995)           (45,021)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (11,303,767)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (8,451,557)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (484,994)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       105,773,030         61,389,284
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            115,168,503         85,254,329
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     222,153,306        136,898,977
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $671,006 and undistributed
net investment income of $2,543,011, respectively)                                     $337,321,809       $222,153,306
----------------------------------------------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     For the Period
                                                             Six months                              December 1, 1994
                                                               ended                                 (commencement of
                                                            December 31           Year ended         operation) to
                                                            (unaudited)            June 30              June 30
                                                        -------------------------------------------------------------
                                                                1996                 1996                 1995
                                                        -------------------------------------------------------------
                                                                                   Class M
                                                        -------------------------------------------------------------
Net asset value, beginning of period                           $15.86               $13.90               $12.35
---------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     (.01)(c)              .24 (c)              .09
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           1.85                 2.12                 1.62
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.84                 2.36                 1.71
---------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------
From net investment income                                       (.17)                  --                   --
---------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                 --                   --                   --
---------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                           (1.06)                (.40)                (.16)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                             (1.23)                (.40)                (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $16.47               $15.86               $13.90
---------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)               11.76*               17.28                14.06*
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $8,248               $4,047                 $746
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                    .98*                2.02                 1.08*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         (.08)*               1.59                 1.61*
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          29.02*               38.85                44.33
---------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                               $.0411
---------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                   Six months
                                                                     ended
                                                                  December 31          Year ended     Year ended
                                                                  (unaudited)           June 30        June 30
------------------------------------------------------------------------------------------------------------------
                                                                      1996                1996           1995
-----------------------------------------------------------------------------------------------------------------
                                                                                         Class B
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.64              $13.75          $11.62
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           (.03)(c)             .14(c)          .08
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 1.82                2.15            2.21
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.79                2.29            2.29
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net investment income                                             (.13)                 --              --
-----------------------------------------------------------------------------------------------------------------
In excess of net investment income                                       --                  --              --
-----------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                 (1.06)               (.40)           (.16)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                                   (1.19)               (.40)           (.16)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $16.24              $15.64          $13.75
-----------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                     11.57*              16.95           19.92
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $142,020             $90,126         $45,733
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                         1.10*               2.23            2.13
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               (.18)*               .96             .74
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                29.02*              38.85           44.33
-----------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                     $.0411
-----------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                          For the Period
                                                         February 1, 1994       Six months
                                                         (commencement of          ended
                                                          operation) to         December 31         Year ended
                                                             June 30            (unaudited)           June 30
--------------------------------------------------------------------------------------------------------------
                                                               1994                 1996                1996
--------------------------------------------------------------------------------------------------------------
                                                             Class B                        Class A
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.49               $15.91             $13.88
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     .04                  .03(c)             .24(c)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (.91)                1.85               2.19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                (.87)                1.88               2.43
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net investment income                                        --                 (.21)                --
--------------------------------------------------------------------------------------------------------------
In excess of net investment income                                --                   --                 --
--------------------------------------------------------------------------------------------------------------
From net realized gain on investments                             --                (1.06)              (.40)
--------------------------------------------------------------------------------------------------------------
Total distributions                                               --                (1.27)              (.40)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.62               $16.52             $15.91
--------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)              (6.97)*              11.95*             17.82
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $21,368             $187,054           $127,980
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                   .95*                 .72*              1.47
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         .54*                 .20*              1.59
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                         36.73                29.02*             38.85
--------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)                                                   $.0411
--------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                             Year ended June 30
                                                                1995                 1994                 1993
------------------------------------------------------------------------------------------------------------------
                                                                                   Class A
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $11.64                $9.84            $10.10
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         .18                  .18               .18
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              2.22                 1.73              (.14)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    2.40                 1.91               .04
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net investment income                                            --                 (.11)             (.15)
------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --                   --              (.11)
------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                               (.16)                  --              (.04)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.16)                (.11)             (.30)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $13.88               $11.64             $9.84
------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                  20.84                19.45              0.70
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $90,420              $67,471           $17,552
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                      1.38                 1.50              1.81
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)            1.45                 1.17              1.38
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             44.33                36.73             58.56
------------------------------------------------------------------------------------------------------------------
Average commission rate paid (e)
------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)                                    Year ended
(For a share outstanding throughout the period)                      June 30
                                                                       1992
-----------------------------------------------------------------------------------
                                                                     Class A
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $8.74
-----------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------
Net investment income (loss)                                            .15(d)
-----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 1.49
-----------------------------------------------------------------------------------
Total from investment operations                                       1.64
-----------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------
From net investment income                                             (.22)
-----------------------------------------------------------------------------------
In excess of net investment income                                       --
-----------------------------------------------------------------------------------
From net realized gain on investments                                  (.06)
-----------------------------------------------------------------------------------
Total distributions                                                    (.28)
-----------------------------------------------------------------------------------
Net asset value, end of period                                       $10.10
-----------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                     19.10
-----------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $9,618
-----------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                         2.14(d)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               1.63(d)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                54.45
-----------------------------------------------------------------------------------
Average commission rate paid (e)
-----------------------------------------------------------------------------------

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30,
    1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclued these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitations, net investment income reflects expense reductions of approximately $0.04.

(e) Average commission rate paid on security trades is requuired for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
December 31, 1996 (Unaudited)

Note 1
Significant accounting policies

Putnam Europe Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of European companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported sale price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is an annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% of any amount over $21.5 billion. Prior to October 21, 1996 any amount over $1.5 billion was at an annual rate of 0.60%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period December 31, 1996, fund expenses were reduced by $58,960 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $970 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the period ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $153,213 and $5,871 from the sale of class A and class M shares, respectively and $49,135 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received $782 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $159,166,597 and $73,963,282, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        December 31, 1996
------------------------------------------------------------
Class A                             Shares            Amount
------------------------------------------------------------
Shares sold                      11,765,770    $ 192,354,343
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       759,747       12,285,143
------------------------------------------------------------
                                 12,525,517      204,639,486

Shares
repurchased                      (9,247,498)    (151,022,492)
------------------------------------------------------------
Net increase                      3,278,019     $ 53,616,994
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,600,473    $ 204,079,424
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       172,016        2,440,951
------------------------------------------------------------
                                 13,772,489      206,520,375

Shares
repurchased                     (12,242,792)    (183,994,466)
------------------------------------------------------------
Net increase                      1,529,697     $ 22,525,909
------------------------------------------------------------

                                         Six months ended
                                        December 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,320,648     $ 85,821,790
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       530,921        8,436,308
------------------------------------------------------------
                                  5,851,569       94,259,098

Shares
repurchased                      (2,869,984)     (46,132,230)
------------------------------------------------------------
Net increase                      2,981,585     $ 48,125,868
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,541,696     $ 96,280,375
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       106,373        1,489,076
------------------------------------------------------------
                                  6,648,069       97,769,451

Shares
repurchased                      (4,209,843)     (61,944,580)
------------------------------------------------------------
Net increase                      2,438,226     $ 35,824,871
------------------------------------------------------------

                                           Six months ended
                                          December 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         261,479       $4,284,277
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        33,254          535,754
------------------------------------------------------------
                                    294,733        4,820,031

Shares
repurchased                         (49,124)        (789,863)
------------------------------------------------------------
Net increase                        245,609       $4,030,168
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         294,873      $ 4,425,733
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,097           44,144
------------------------------------------------------------
                                    297,970        4,469,877

Shares
repurchased                         (96,466)      (1,431,373)
------------------------------------------------------------
Net increase                        201,504      $ 3,038,504
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Mark D. Pollard
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Europe Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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30603-057/234/688   2/97